Contingent liabilities, contractual commitments, and guarantees - Summary of contingent liabilities, guarantees, and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	£ 22,896	£ 22,217
Commitments	144,197	131,829
Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	140,775	128,017
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	1,691	1,919
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	49,857	38,704
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	92,649	91,206
Loans and other credit related commitments | Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	138,058	125,616
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	2,717	2,401
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	19,898	19,548
– other contingent liabilities1
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	281	£ 268
– other contingent liabilities1 | – United Kingdom
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	£ 262		£ 262